CURRENT AND NON-CURRENT PORTION OF ACCOUNT BALANCES (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Current portion other financial assets	$ 8,629	$ 7,565
Other non-current financial assets	20,837	19,334
Other financial assets	29,466	26,899
Current portion of accounts receivable and other	20,730	19,489
Non-current portion of accounts receivable and other	8,333	7,889
Accounts receivable and other	29,063	27,378
Current portion of inventory	8,955	9,108
Non-current portion of inventory	4,051	3,735
Total	13,006	12,843
Current portion of accounts payable and other	34,908	33,574
Non-current portion of accounts payable and other	23,069	23,491
Accounts payable and other	57,977	57,065
Current portion of corporate borrowings	1,634	0
Non-current portion of corporate borrowings	11,984	11,390
Corporate Borrowings	13,618	11,390
Current portion of non-recourse borrowings of managed entities	43,393	43,297
Non-current non-recourse borrowings of managed entities	162,692	159,387
Non-recourse borrowings of managed entities	$ 206,085	$ 202,684